LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON FUNDS TRUST

SUPPLEMENT DATED JUNE 7, 2018 TO THE

STATUTORY PROSPECTUSES OF THE FUNDS

LISTED IN SCHEDULE A

Effective June 7, 2018, the following sentence is added to each Fund’s Statutory Prospectus in the section titled “More on the fund’s investment strategies, investments and risks – Selection Process”:

The portfolio managers utilize the subadviser’s fundamental research analysts who integrate industry and company-specific ESG (environmental, social and governance) analysis and engage with company management regarding the extent to which they promote best practices on ESG issues.

SCHEDULE A

Fund	Date of Statutory Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2018
ClearBridge Small Cap Fund	March 1, 2018
ClearBridge Value Trust	March 1, 2018

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2017
ClearBridge All Cap Value Fund	February 1, 2018
ClearBridge Appreciation Fund	March 1, 2018
ClearBridge Dividend Strategy Fund	May 1, 2018
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2018
ClearBridge International Small Cap Fund	February 1, 2018
ClearBridge International Value Fund	March 1, 2018
ClearBridge Large Cap Growth Fund	March 31, 2018
ClearBridge Large Cap Value Fund	March 1, 2018
ClearBridge Mid Cap Fund	March 1, 2018
ClearBridge Mid Cap Growth Fund	March 1, 2018
ClearBridge Select Fund	March 1, 2018
ClearBridge Small Cap Growth Fund	March 1, 2018
ClearBridge Small Cap Value Fund	February 1, 2018
ClearBridge Tactical Dividend Income Fund	March 1, 2018

LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 1, 2018

Please retain this supplement for future reference.

CBAX457670